Summary of significant accounting and reporting policies (Tables)	12 Months Ended
Mar. 31, 2017
Estimated Useful Lives of Major Depreciable Assets

The estimated useful lives of major depreciable assets are as follows:

Major wireless telecommunications equipment	9 to 16 years
Steel towers and poles for antenna equipment	30 to 40 years
Reinforced concrete buildings	42 to 56 years
Tools, furniture and fixtures	4 to 15 years

Deferred Revenue and Deferred Charges

The deferred revenue and deferred charges as of March 31, 2016 and 2017 were as follows:

		Millions of yen
	Location	2016	2017
Current deferred revenue	Other current liabilities	¥85,434	¥78,453
Long-term deferred revenue	Other long-term liabilities	102,005	122,731
Current deferred charges	Prepaid expenses and other current assets	14,707	15,533
Long-term deferred charges	Other assets	95,171	110,967